Acquisition of Subsidiary (Tables)	12 Months Ended
Feb. 28, 2023
Disclosure Of Subsidiaries Text Block Abstract
Schedule of net assets and the cash outflows on the acquisition
Figures in Rand thousands	Notes	As of February 28, 2022

Intangible assets [1]	7	13,385
Other non-current assets		5,055
Cash and cash equivalents		2,140
Other current assets (excluding cash and cash equivalents)		11,090
Non-current liabilities		(13,478)
Current liabilities		(3,967)

Net identifiable assets acquired		14,225
Add: Goodwill	8	58,314
Add: Other financial asset [2]		1,865
Less: NCI based on proportionate interest		(4,253)
Cash consideration transferred for the business		70,151

Less: cash and cash equivalents acquired		(2,140)
Net outflow of cash		68,011
[1]	The intangible assets comprised of computer software, trade name and customer relationships estimated at ZAR 13.4 million. The computer software was valued based on replacement cost following review of the useful life. In measuring the fair value of the trade name and customer-related intangibles, relief-from-royalty method and multi-period excess earnings method were used. The relief-from-royalty method considers the discounted estimated royalty payments that are expected to be avoided as a result of the technical know-how being owned. The multi-period excess earnings method considers the present value of net cash flows expected to be generated by the customer relationships, by excluding any cash flows related to contributory assets.
[2]	This relates to a call option agreement with the non-controlling shareholders of Picup to acquire additional 13% interest in Karooooo Logistics. The option is exercisable from September 1, 2024 and expires on February 29, 2028. The value of the call option as of February 28, 2023 is disclosed in Note 14.

Figures in Rand thousands	Note	As of February 28, 2022

Property, plant and equipment		114,166
Cash and cash equivalents		1,404
Other current assets (excluding cash and cash equivalents)		1,476
Term loans	16	(59,088)
Other non-current liabilities		(14,387)
Current liabilities		(1,167)

Net identifiable assets acquired		42,404
Settlement of amounts due from Purple Rain		(42,404)
Cash consideration transferred for acquisition of asset		*

Less: cash and cash equivalents acquired		(1,404)
Net inflow of cash		(1,404)
*	Amount is less than a thousand Rand.